Shareholder Fees {- Strategic Advisers Fidelity Core Income Fund}	Jul. 30, 2022 USD ($)
05.31 Strategic Advisers Fidelity Core Income Fund PRO-05 | Strategic Advisers Fidelity Core Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none